Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class A | Transurban Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class A | Duke Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class A | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class A | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class A | Integrated Utilities/Renewables [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Class A | Electricity Transmission & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class A | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class A | Airports [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Rail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A | Toll Roads [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	55.60%
Class A | Spain
Holdings [Line Items]
Percent of Total Investments	7.20%
Class A | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	3.50%
Class A | China
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Brazil
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class C | Transurban Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class C | Duke Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class C | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class C | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class C | Integrated Utilities/Renewables [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Class C | Electricity Transmission & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class C | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class C | Airports [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C | Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Rail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C | Toll Roads [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	55.60%
Class C | Spain
Holdings [Line Items]
Percent of Total Investments	7.20%
Class C | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	3.50%
Class C | China
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Brazil
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class I | Transurban Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class I | Duke Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class I | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class I | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class I | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class I | Integrated Utilities/Renewables [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Class I | Electricity Transmission & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class I | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I | Airports [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Rail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class I | Toll Roads [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | United States
Holdings [Line Items]
Percent of Total Investments	55.60%
Class I | Spain
Holdings [Line Items]
Percent of Total Investments	7.20%
Class I | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
Class I | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
Class I | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
Class I | Japan
Holdings [Line Items]
Percent of Total Investments	3.50%
Class I | China
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Brazil
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class A | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class A | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class A | Net Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class A | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class A | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	64.30%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.30%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	9.70%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | France
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Germany
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class C | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class C | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class C | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class C | Net Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class C | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class C | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	64.30%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.30%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	9.70%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | France
Holdings [Line Items]
Percent of Total Investments	3.20%
Class C | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Germany
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class I | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Class I | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class I | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class I | Net Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class I | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | United States
Holdings [Line Items]
Percent of Total Investments	64.30%
Class I | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.30%
Class I | Australia
Holdings [Line Items]
Percent of Total Investments	4.90%
Class I | Japan
Holdings [Line Items]
Percent of Total Investments	9.70%
Class I | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | France
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Germany
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Enel SpA [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class I | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class I | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class I | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class I | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Boralex, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class I | American Water Works Company, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | E.ON SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Redeia Corp. SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Renewable Power & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Class I | Water & Waste Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class I | Clean Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class I | Other Sustainable Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | United States
Holdings [Line Items]
Percent of Total Investments	48.60%
Class I | Spain
Holdings [Line Items]
Percent of Total Investments	11.40%
Class I | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
Class I | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
Class I | Brazil
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | France
Holdings [Line Items]
Percent of Total Investments	5.80%
Class I | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Italy
Holdings [Line Items]
Percent of Total Investments	5.80%
Class I | Denmark
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class A | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | iShares MSCI India ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Vale SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | KB Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Aluminum Corp. of China Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | China
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class A | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | India
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class I | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | iShares MSCI India ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Vale SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | KB Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Aluminum Corp. of China Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I | China
Holdings [Line Items]
Percent of Total Investments	36.30%
Class I | Brazil
Holdings [Line Items]
Percent of Total Investments	12.10%
Class I | South Korea
Holdings [Line Items]
Percent of Total Investments	11.00%
Class I | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
Class I | South Africa
Holdings [Line Items]
Percent of Total Investments	8.90%
Class I | India
Holdings [Line Items]
Percent of Total Investments	7.10%
Class I | Indonesia
Holdings [Line Items]
Percent of Total Investments	4.30%
Class I | Mexico
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | Thailand
Holdings [Line Items]
Percent of Total Investments	2.40%